Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative Financial Instruments

26. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of December 31,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	35,486
Forward foreign exchange contracts	91	3,122
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	2,418	—
Total	2,509	38,608
Derivative financial instruments, current assets	596	25,383
Derivative financial instruments, non-current assets	1,913	13,225
Total	2,509	38,608

The fair value of the derivative liabilities is as follows:

	As of December 31,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	53,192	—
Forward foreign exchange contracts	1,020	320
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	8,012
Total	54,212	8,332
Derivative financial instruments, current liability	25,518	2,834
Derivative financial instruments, non-current liability	28,694	5,498
Total	54,212	8,332

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

Interest rate swaps designated as cash flow hedging instruments

As of December 31, 2021 and 2022, there are no interest rate swaps designated as cash flow hedging instruments for accounting purposes.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	N/A
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	N/A
GasLog	SCB	July 2020	July 2016	July 2022	2.015%	66,667	N/A
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/2.17%	100,000	N/A
GasLog	SCB	July 2020	Feb 2017	Mar 2022	2.2145%	100,000	N/A
GasLog	ABN	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	N/A
GasLog	Nordea Bank Finland (“Nordea”)	May 2018	July 2020	July 2026	3.070%	66,667	66,667
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	50,000	50,000
GAS-twenty seven Ltd.	DNB	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	ING	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog (1)	HSBC	May 2018	Apr 2018	June 2021	2.550%	N/A	N/A
GasLog (1)	ABN	June 2021	Apr 2021	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	30,000	30,000
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	30,000	30,000
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	50,000	50,000
GasLog (2)	ING	May 2020	July 2020	July 2024	3.127%	100,000	100,000
GAS-twenty seven Ltd.	DNB	July 2020	April 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING	July 2020	July 2020	April 2025	3.176%	20,000	20,000
GAS-fifteen Ltd.	NBG	September 2020	October 2020	July 2025	1.795%	87,357	79,790
					Total	1,484,023	936,456
(1)	In June 2021, the Group novated to ABN an interest rate swap with HSBC originally maturing in July 2025 with notional amount of $33,333.
(2)	In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2022 amounted to a net gain of $88,678 (December 31, 2021: $60,663 net gain, December 31, 2020: $63,982 net loss), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the year ended December 31, 2022, the net gain of $88,678 derived from changes in the LIBOR curve.

Cross currency swap agreements

The Group entered into CCSs which converted the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity with respect to the NOK 2021 Bonds and maintains CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a floating interest rate and principal on maturity with respect to NOK 2024 Bonds, in order to hedge the Group’s exposure to fluctuations deriving from NOK.

The CCSs are designated as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

For the year ended December 31, 2022, the effective portion of changes in the fair value of CCSs amounting to a loss of $11,711 has been recognized in Other comprehensive (loss)/income (December 31, 2021: $3,086 loss, December 31, 2020: $1,873 gain). For the year ended December 31, 2022, a loss of $883 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2021: $259 gain, December 31, 2020: $625 loss). Additionally, for the year ended December 31, 2022, a gain of $11,212 was recognized in Other comprehensive (loss)/income in relation to the retranslation of the NOK Bonds in USD as of December 31, 2022 (December 31, 2021: $3,184 gain, December 31, 2020: $3,248 loss).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in EUR and SGD. Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in EUR or SGD to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading which remain open and unsettled as of December 31, 2022 are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	HSBC	February 2022	3	January - March 2023	1.1373 - 1.1403	€1,500
GasLog	DNB	April 2022	6	January - June 2023	1.1000	€6,000
GasLog	OCBC	April 2022	3	January - March 2023	1.1051 - 1.1098	€3,000
GasLog	DNB	June 2022	6	July - December 2023	1.1300	€6,000
GasLog	Societe Generale/Paris	July 2022	12	January - December 2023	1.0466	€5,733
GasLog	ABN	October 2022	2	November - December 2023	1.0122 - 1.0143	€1,000
GasLog	DNB	October 2022	6	January - June 2023	0.9991	€3,000
GasLog	HSBC	October 2022	10	January - October 2023	1.0058	€5,000
GasLog	ING Bank N.V., Amsterdam	October 2022	7	January - June 2023	0.9894 - 0.9994	€4,500
GasLog	Nordea Bank Abp	October 2022	3	January - March 2023	0.9924 - 0.9967	€3,000
GasLog	SCB	October 2022	9	January - September 2023	1.0016	€4,500
GasLog	DNB	December 2022	6	July - December 2023	1.0950	€6,000
					Total	€49,233

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	ABN	June 2022	1	February 2023	1.3845	S$	2,500
GasLog	Citibank Europe PLC UK	June 2022	1	February 2023	1.3846	S$	2,500
GasLog	Goldman Sachs Bank Europe SE	June 2022	1	February 2023	1.3768	S$	2,500
GasLog	OCBC	June 2022	1	February 2023	1.3852	S$	2,500
GasLog	Citibank Europe PLC UK	July 2022	1	February 2023	1.3997	S$	5,000
GasLog	ING Bank N.V., Amsterdam	July 2022	1	June 2023	1.3991	S$	2,000
GasLog	ING Bank N.V., Amsterdam	October 2022	2	February - June 2023	1.4306 - 1.4355	S$	10,000
GasLog	Societe Generale/Paris	October 2022	2	February - June 2023	1.4286 - 1.4329	S$	5,000
GasLog	SCB	October 2022	1	February 2023	1.4335	S$	2,500
GasLog	OCBC	November 2022	2	June - July 2023	1.3705 - 1.3717	S$	5,000
					Total	S$	39,500

Apart from the abovementioned contracts the Group did not enter any other forward foreign exchange contracts, while 94 contracts expired with staggered maturities from January to December 2022.

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2022. The change in the fair value of these contracts for the year ended December 31, 2022 amounted to a net gain of $3,731 (for the year ended December 31, 2021: $1,256 net loss, December 31, 2020: $21 net loss), which was recognized against profit or loss in the year incurred and is included in (Loss)/gain on derivatives.

An analysis of (Loss)/gain on derivatives is as follows:

	For the year ended December 31,
	2020	2021	2022
Unrealized (loss)/gain on derivative financial instruments held for trading	(64,044)	59,407	92,409
Realized loss on interest rate swaps held for trading	(20,855)	(35,585)	(12,065)
Realized gain/(loss) on forward foreign exchange contracts held for trading	564	(1,137)	(5,935)
Ineffective portion of cash flow hedges	(323)	(5)	398
Total	(84,658)	22,680	74,807

Fair value measurements

The fair value of the Group’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group’s own risk that are considered for the calculation of the fair value of the interest rate swaps and CCSs. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. The cash and cash equivalents meet Level 1 classification. There were no financial instruments in Level 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels provided by IFRS 13 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).